Other financial assets - Additional information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 21, 2017
Disclosure of other financial assets [line items]
Contingent asset		R$ 1,340,000
Financial discount recognized as financial expense	R$ 251,648
Assignment of trade receivables	460,974
Other assets [member]
Disclosure of other financial assets [line items]
Credit rights	426,438
Other liabilities [member]
Disclosure of other financial assets [line items]
Legal fees	51,173
Previously reported [member]
Disclosure of other financial assets [line items]
Assignment of trade receivables	712,622
Other revenue [member]
Disclosure of other financial assets [line items]
Credit rights net of tax	306,151
Gains on sale of credit rights net of tax	R$ 733,815